Selling expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Selling expenses [Abstract]
Transportation	$ 4,787	$ 12,985	$ 2,638
Selling taxes and other	1,057	1,128	1,385
Selling expenses	$ 5,844	$ 14,113	$ 4,023